Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of Right-of-use Assets

	Gelderland	Spain	Talasol	Talmei Yosef	Pumped storage	Total
		€ in thousands
Cost

Balance as at January 1, 2021	355	3,024	12,686	1,672	-	17,737
lease agreements entered into during the period	-	-	-	-	10,629	10,629
Other	-	-	(4,526)	(18)	48	(4,496)
Effect of changes in exchange rates	-	-	-	168	888	1,056
Balance as at December 31, 2021	355	3,024	8,160	1,822	11,565	24,926

Depreciation

Balance as at January 1, 2021	-	150	169	209	-	528
Depreciation for the year	185	119	404	110	213	1,031
Balance as at December 31, 2021	185	269	573	319	213	1,559

Carrying amounts
As at January 1, 2020	-	1,160	12,656	1,585	-	15,401
As at December 31, 2020	355	2,874	12,517	1,463	-	17,209
As at December 31, 2021	170	2,755	7,587	1,503	11,352	23,367

Schedule of Maturity Analysis of Company's Lease Liabilities
Maturity analysis of the Company’s lease liabilities

December 31, 2021
€ in thousands
Less than one year	4,329
One to five years	2,668
More than five years	13,132

Total	20,129

Current maturities of lease liability	4,329

Long-term lease liability	15,800

Schedule of Amounts Recognized in Profit or Loss
(a)	Amounts recognized in profit or loss

	2021	2020	2019
	€ in thousands

Interest expenses on lease liability	367	494	341